FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Interest Rate Exposures (Details) - Interest rate risk € in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Risk management
Percentage of increase in risk variable used for sensitivity analysis	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%
Increase in annual net interest charge that would result from increased interest rate, per sensitivity analysis | $	$ 5	$ 4
Interest swaps
Risk management
Notional amount | €			€ 500